FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of TFLIC Series Annuity Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Series Annuity Account (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Janus Mid-Cap Growth Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
TA Aegon Bond Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
TA Aegon Core Bond Initial Class (1)	TA JPMorgan Diversified Equity Allocation Initial Class (1)
TA Aegon High Yield Bond Initial Class (1)	TA JPMorgan Enhanced Index Initial Class (1)
TA Aegon Sustainable Equity Income Initial Class (1)	TA JPMorgan Tactical Allocation Initial Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)
TA BlackRock Government Money Market Initial Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA BlackRock iShares Edge 40 Initial Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA BlackRock Real Estate Securities Initial Class (1)	TA TSW Mid Cap Value Opportunities Initial Class (1)
TA International Focus Initial Class (1)	TA WMC US Growth Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Contrafund® Service Class 2	-	$-	$-	$-	$-	-	$93.153622	$93.153622
Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-	43.484782	43.484782
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-	106.308944	106.308944
TA Aegon Bond Initial Class	-	-	-	-	-	-	16.960960	16.960960
TA Aegon Core Bond Initial Class	-	-	-	-	-	-	17.553170	17.553170
TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-	29.006997	29.006997
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-	36.514787	36.514787
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-	13.791576	13.791576
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-	10.381327	10.381327
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-	22.885761	22.885761
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-	35.518044	35.518044
TA International Focus Initial Class	-	-	-	-	-	-	26.022294	26.022294
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-	43.653568	43.653568
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-	22.657722	22.657722
TA JPMorgan Asset Allocation - Moderate Initial Class	4,337.662	47,767	51,184	-	51,184	1,875	27.302226	27.302226
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-	32.714527	32.714527
TA JPMorgan Diversified Equity Allocation Initial Class	639.862	7,125	8,561	-	8,561	197	43.414723	43.414723
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-	67.911362	67.911362
TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-	20.497468	20.497468
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-	47.632778	47.632778
TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-	63.546302	63.546302
TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-	62.635495	62.635495
TA TSW Mid Cap Value Opportunities Initial Class	-	-	-	-	-	-	53.941085	53.941085
TA WMC US Growth Initial Class	0.176	8	7	(7)	-	-	89.023884	89.023884

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
Fidelity® VIP Contrafund® Service Class 2	$-	$-	$-
Fidelity® VIP Equity-Income Service Class 2	-	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-
TA Aegon Bond Initial Class	-	-	-
TA Aegon Core Bond Initial Class	-	-	-
TA Aegon High Yield Bond Initial Class	-	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-	-
TA Aegon U.S. Government Securities Initial Class	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	-	-
TA International Focus Initial Class	-	-	-
TA Janus Mid-Cap Growth Initial Class	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	51,184	-	51,184
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	8,561	-	8,561
TA JPMorgan Enhanced Index Initial Class	-	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-
TA Small/Mid Cap Value Initial Class	-	-	-
TA T. Rowe Price Small Cap Initial Class	-	-	-
TA TSW Mid Cap Value Opportunities Initial Class	-	-	-
TA WMC US Growth Initial Class	-	-	-

See accompanying notes

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon Core Bond Initial Class	TA Aegon High Yield Bond Initial Class	TA Aegon Sustainable Equity Income Initial Class	TA Aegon U.S. Government Securities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Government Money Market Initial Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock Real Estate Securities Initial Class	TA International Focus Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Janus Mid-Cap Growth Initial Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ 43,657	$ -

Investment Income:
Reinvested Dividends	-	-	727	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	637	-
Net Investment Income (Loss)	-	-	90	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	(4)	-
Net Realized Capital Gains (Losses) on Investments	-	-	(4)	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	2,762	-
Net Gain (Loss) on Investment	-	-	2,758	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	2,848	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(61)	-

Total Increase (Decrease) in Net Assets	-	-	2,787	-

Net Assets as of December 31, 2024:	$ -	$ -	$ 46,444	$ -

Investment Income:
Reinvested Dividends	-	-	1,606	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	670	-
Net Investment Income (Loss)	-	-	936	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	30	-
Net Realized Capital Gains (Losses) on Investments	-	-	30	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,834	-
Net Gain (Loss) on Investment	-	-	3,864	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	4,800	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(60)	-

Total Increase (Decrease) in Net Assets	-	-	4,740	-

Net Assets as of December 31, 2025:	$ -	$ -	$ 51,184	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Tactical Allocation Initial Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,654	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	103	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109	-	-	-
Net Investment Income (Loss)	(6)	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	144	-	-	-
Realized Gain (Loss) on Investments	26	-	-	-
Net Realized Capital Gains (Losses) on Investments	170	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	906	-	-	-
Net Gain (Loss) on Investment	1,076	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,070	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(729)	-	-	-

Total Increase (Decrease) in Net Assets	341	-	-	-

Net Assets as of December 31, 2024:	$ 7,995	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	115	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	110	-	-	-
Net Investment Income (Loss)	5	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	219	-	-	-
Realized Gain (Loss) on Investments	76	-	-	-
Net Realized Capital Gains (Losses) on Investments	295	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	996	-	-	-
Net Gain (Loss) on Investment	1,291	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,296	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(730)	-	-	-

Total Increase (Decrease) in Net Assets	566	-	-	-

Net Assets as of December 31, 2025:	$ 8,561	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Small/Mid Cap Value Initial Class	TA T. Rowe Price Small Cap Initial Class	TA TSW Mid Cap Value Opportunities Initial Class	TA WMC US Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	1
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	1
Net Gain (Loss) on Investment	-	-	-	2

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	2

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(2)

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2024:	$ -	$ -	$ -	$ -

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-
Net Investment Income (Loss)	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1
Realized Gain (Loss) on Investments	-	-	-	-
Net Realized Capital Gains (Losses) on Investments	-	-	-	1
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-
Net Gain (Loss) on Investment	-	-	-	1

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	1

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(1)

Total Increase (Decrease) in Net Assets	-	-	-	-

Net Assets as of December 31, 2025:	$ -	$ -	$ -	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization

TFLIC Series Annuity Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Freedom Premier℠ Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Diversified Equity Allocation Initial Class	Transamerica JPMorgan Diversified Equity Allocation VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TSW Mid Cap Value Opportunities Initial Class	Transamerica TSW Mid Cap Value Opportunities VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
TA JPMorgan Diversified Equity Allocation Initial Class	TA JPMorgan Asset Allocation - Growth Initial Class

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Fidelity® VIP Contrafund® Service Class 2	$-	$-
Fidelity® VIP Equity-Income Service Class 2	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-
TA Aegon Bond Initial Class	-	-
TA Aegon Core Bond Initial Class	-	-
TA Aegon High Yield Bond Initial Class	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-
TA Aegon U.S. Government Securities Initial Class	-	-
TA BlackRock Government Money Market Initial Class	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-
TA BlackRock Real Estate Securities Initial Class	-	-
TA International Focus Initial Class	-	-
TA Janus Mid-Cap Growth Initial Class	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	1,606	730
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	334	840
TA JPMorgan Enhanced Index Initial Class	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-
TA Multi-Managed Balanced Initial Class	-	-
TA Small/Mid Cap Value Initial Class	-	-
TA T. Rowe Price Small Cap Initial Class	-	-
TA TSW Mid Cap Value Opportunities Initial Class	-	-
TA WMC US Growth Initial Class	1	-

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	-	-	-	-	-	-
Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	-	-	-	-	-	-
TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(2)	(2)	-	(3)	(3)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	-	(20)	(20)	-	(21)	(21)
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-
TA TSW Mid Cap Value Opportunities Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	-	-	-	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Service Class 2	$-	$-	$-	$-	$-	$-
Fidelity® VIP Equity-Income Service Class 2	-	-	-	-	-	-
Fidelity® VIP Growth Opportunities Service Class 2	-	-	-	-	-	-
TA Aegon Bond Initial Class	-	-	-	-	-	-
TA Aegon Core Bond Initial Class	-	-	-	-	-	-
TA Aegon High Yield Bond Initial Class	-	-	-	-	-	-
TA Aegon Sustainable Equity Income Initial Class	-	-	-	-	-	-
TA Aegon U.S. Government Securities Initial Class	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	-	-	-	-	-	-
TA BlackRock iShares Edge 40 Initial Class	-	-	-	-	-	-
TA BlackRock Real Estate Securities Initial Class	-	-	-	-	-	-
TA International Focus Initial Class	-	-	-	-	-	-
TA Janus Mid-Cap Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Conservative Initial Class	-	-	-	-	-	-
TA JPMorgan Asset Allocation - Moderate Initial Class	-	(60)	(60)	-	(61)	(61)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	-	-	-	-	-	-
TA JPMorgan Diversified Equity Allocation Initial Class	-	(730)	(730)	-	(729)	(729)
TA JPMorgan Enhanced Index Initial Class	-	-	-	-	-	-
TA JPMorgan Tactical Allocation Initial Class	-	-	-	-	-	-
TA Multi-Managed Balanced Initial Class	-	-	-	-	-	-
TA Small/Mid Cap Value Initial Class	-	-	-	-	-	-
TA T. Rowe Price Small Cap Initial Class	-	-	-	-	-	-
TA TSW Mid Cap Value Opportunities Initial Class	-	-	-	-	-	-
TA WMC US Growth Initial Class	-	(1)	(1)	-	(2)	(2)

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Fidelity® VIP Contrafund® Service Class 2
12/31/2025	-	$93.15	to	$93.15	$ -	-%	1.40%	to	1.40%	19.52%	to	19.52%
12/31/2024	-	77.94	to	77.94	-	-	1.40	to	1.40	31.60	to	31.60
12/31/2023	-	59.22	to	59.22	-	-	1.40	to	1.40	31.29	to	31.29
12/31/2022	-	45.11	to	45.11	-	-	1.40	to	1.40	(27.50)	to	(27.50)
12/31/2021	-	62.22	to	62.22	-	-	1.40	to	1.40	25.75	to	25.75
Fidelity® VIP Equity-Income Service Class 2
12/31/2025	-	43.48	to	43.48	-	-	1.40	to	1.40	17.11	to	17.11
12/31/2024	-	37.13	to	37.13	-	-	1.40	to	1.40	13.46	to	13.46
12/31/2023	-	32.73	to	32.73	-	-	1.40	to	1.40	8.86	to	8.86
12/31/2022	-	30.06	to	30.06	-	-	1.40	to	1.40	(6.55)	to	(6.55)
12/31/2021	-	32.17	to	32.17	-	-	1.40	to	1.40	22.89	to	22.89
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2025	-	106.31	to	106.31	-	-	1.40	to	1.40	19.96	to	19.96
12/31/2024	-	88.62	to	88.62	-	-	1.40	to	1.40	36.64	to	36.64
12/31/2023	-	64.86	to	64.86	-	-	1.40	to	1.40	43.30	to	43.30
12/31/2022	-	45.26	to	45.26	-	-	1.40	to	1.40	(39.17)	to	(39.17)
12/31/2021	-	74.40	to	74.40	-	-	1.40	to	1.40	10.13	to	10.13
TA Aegon Bond Initial Class
12/31/2025	-	16.96	to	16.96	-	-	1.40	to	1.40	5.65	to	5.65
12/31/2024	-	16.05	to	16.05	-	-	1.40	to	1.40	0.72	to	0.72
12/31/2023	-	15.94	to	15.94	-	-	1.40	to	1.40	4.98	to	4.98
12/31/2022	-	15.18	to	15.18	-	-	1.40	to	1.40	(16.01)	to	(16.01)
12/31/2021	-	18.08	to	18.08	-	-	1.40	to	1.40	(2.24)	to	(2.24)
TA Aegon Core Bond Initial Class
12/31/2025	-	17.55	to	17.55	-	-	1.40	to	1.40	5.51	to	5.51
12/31/2024	-	16.64	to	16.64	-	-	1.40	to	1.40	(0.02)	to	(0.02)
12/31/2023	-	16.64	to	16.64	-	-	1.40	to	1.40	4.58	to	4.58
12/31/2022	-	15.91	to	15.91	-	-	1.40	to	1.40	(13.97)	to	(13.97)
12/31/2021	-	18.50	to	18.50	-	-	1.40	to	1.40	(2.40)	to	(2.40)
TA Aegon High Yield Bond Initial Class
12/31/2025	-	29.01	to	29.01	-	-	1.40	to	1.40	6.96	to	6.96
12/31/2024	-	27.12	to	27.12	-	-	1.40	to	1.40	5.94	to	5.94
12/31/2023	-	25.60	to	25.60	-	-	1.40	to	1.40	9.58	to	9.58
12/31/2022	-	23.36	to	23.36	-	-	1.40	to	1.40	(12.35)	to	(12.35)
12/31/2021	-	26.65	to	26.65	-	-	1.40	to	1.40	4.88	to	4.88
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	-	36.51	to	36.51	-	-	1.40	to	1.40	9.72	to	9.72
12/31/2024	-	33.28	to	33.28	-	-	1.40	to	1.40	15.31	to	15.31
12/31/2023	-	28.86	to	28.86	-	-	1.40	to	1.40	4.82	to	4.82
12/31/2022	-	27.54	to	27.54	-	-	1.40	to	1.40	(12.85)	to	(12.85)
12/31/2021	-	31.59	to	31.59	-	-	1.40	to	1.40	20.73	to	20.73
TA Aegon U.S. Government Securities Initial Class
12/31/2025	-	13.79	to	13.79	-	-	1.40	to	1.40	4.39	to	4.39
12/31/2024	-	13.21	to	13.21	-	-	1.40	to	1.40	(1.06)	to	(1.06)
12/31/2023	-	13.35	to	13.35	-	-	1.40	to	1.40	2.57	to	2.57
12/31/2022	-	13.02	to	13.02	-	-	1.40	to	1.40	(14.22)	to	(14.22)
12/31/2021	-	15.18	to	15.18	-	-	1.40	to	1.40	(3.74)	to	(3.74)

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock Government Money Market Initial Class
12/31/2025	-	$10.38	to	$10.38	$ -	-%	1.40%	to	1.40%	2.63%	to	2.63%
12/31/2024	-	10.12	to	10.12	-	-	1.40	to	1.40	3.58	to	3.58
12/31/2023	-	9.77	to	9.77	-	-	1.40	to	1.40	3.42	to	3.42
12/31/2022	-	9.44	to	9.44	-	-	1.40	to	1.40	0.01	to	0.01
12/31/2021	-	9.44	to	9.44	-	-	1.40	to	1.40	(1.38)	to	(1.38)
TA BlackRock iShares Edge 40 Initial Class
12/31/2025	-	22.89	to	22.89	-	-	1.40	to	1.40	10.10	to	10.10
12/31/2024	-	20.79	to	20.79	-	-	1.40	to	1.40	5.23	to	5.23
12/31/2023	-	19.75	to	19.75	-	-	1.40	to	1.40	7.94	to	7.94
12/31/2022	-	18.30	to	18.30	-	-	1.40	to	1.40	(15.42)	to	(15.42)
12/31/2021	-	21.64	to	21.64	-	-	1.40	to	1.40	4.62	to	4.62
TA BlackRock Real Estate Securities Initial Class
12/31/2025	-	35.52	to	35.52	-	-	1.40	to	1.40	8.00	to	8.00
12/31/2024	-	32.89	to	32.89	-	-	1.40	to	1.40	(0.15)	to	(0.15)
12/31/2023	-	32.94	to	32.94	-	-	1.40	to	1.40	11.77	to	11.77
12/31/2022	-	29.47	to	29.47	-	-	1.40	to	1.40	(29.18)	to	(29.18)
12/31/2021	-	41.61	to	41.61	-	-	1.40	to	1.40	24.48	to	24.48
TA International Focus Initial Class
12/31/2025	-	26.02	to	26.02	-	-	1.40	to	1.40	5.00	to	5.00
12/31/2024	-	24.78	to	24.78	-	-	1.40	to	1.40	(2.43)	to	(2.43)
12/31/2023	-	25.40	to	25.40	-	-	1.40	to	1.40	10.98	to	10.98
12/31/2022	-	22.88	to	22.88	-	-	1.40	to	1.40	(21.15)	to	(21.15)
12/31/2021	-	29.02	to	29.02	-	-	1.40	to	1.40	9.29	to	9.29
TA Janus Mid-Cap Growth Initial Class
12/31/2025	-	43.65	to	43.65	-	-	1.40	to	1.40	6.62	to	6.62
12/31/2024	-	40.94	to	40.94	-	-	1.40	to	1.40	12.80	to	12.80
12/31/2023	-	36.30	to	36.30	-	-	1.40	to	1.40	15.43	to	15.43
12/31/2022	-	31.45	to	31.45	-	-	1.40	to	1.40	(17.86)	to	(17.86)
12/31/2021	-	38.28	to	38.28	-	-	1.40	to	1.40	15.68	to	15.68
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2025	-	22.66	to	22.66	-	-	1.40	to	1.40	9.10	to	9.10
12/31/2024	-	20.77	to	20.77	-	-	1.40	to	1.40	4.25	to	4.25
12/31/2023	-	19.92	to	19.92	-	-	1.40	to	1.40	5.58	to	5.58
12/31/2022	-	18.87	to	18.87	-	-	1.40	to	1.40	(16.52)	to	(16.52)
12/31/2021	-	22.60	to	22.60	-	-	1.40	to	1.40	4.44	to	4.44
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2025	1,875	27.30	to	27.30	51,184	3.33	1.40	to	1.40	10.35	to	10.35
12/31/2024	1,877	24.74	to	24.74	46,444	1.59	1.40	to	1.40	6.52	to	6.52
12/31/2023	1,880	23.23	to	23.23	43,657	2.11	1.40	to	1.40	7.60	to	7.60
12/31/2022	1,882	21.59	to	21.59	40,633	5.33	1.40	to	1.40	(17.23)	to	(17.23)
12/31/2021	1,885	26.08	to	26.08	49,161	1.90	1.40	to	1.40	7.67	to	7.67
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2025	-	32.71	to	32.71	-	-	1.40	to	1.40	11.57	to	11.57
12/31/2024	-	29.32	to	29.32	-	-	1.40	to	1.40	9.51	to	9.51
12/31/2023	-	26.78	to	26.78	-	-	1.40	to	1.40	10.67	to	10.67
12/31/2022	-	24.19	to	24.19	-	-	1.40	to	1.40	(18.49)	to	(18.49)
12/31/2021	-	29.68	to	29.68	-	-	1.40	to	1.40	12.37	to	12.37

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Diversified Equity Allocation Initial Class
12/31/2025	197	$43.41	to	$43.41	$ 8,561	1.46%	1.40%	to	1.40%	17.81%	to	17.81%
12/31/2024	217	36.85	to	36.85	7,995	1.32	1.40	to	1.40	14.76	to	14.76
12/31/2023	238	32.11	to	32.11	7,654	1.71	1.40	to	1.40	18.68	to	18.68
12/31/2022	264	27.06	to	27.06	7,144	5.92	1.40	to	1.40	(23.64)	to	(23.64)
12/31/2021	288	35.43	to	35.43	10,205	1.65	1.40	to	1.40	17.99	to	17.99
TA JPMorgan Enhanced Index Initial Class
12/31/2025	-	67.91	to	67.91	-	-	1.40	to	1.40	14.61	to	14.61
12/31/2024	-	59.25	to	59.25	-	-	1.40	to	1.40	22.51	to	22.51
12/31/2023	-	48.37	to	48.37	-	-	1.40	to	1.40	25.91	to	25.91
12/31/2022	-	38.41	to	38.41	-	-	1.40	to	1.40	(19.48)	to	(19.48)
12/31/2021	-	47.71	to	47.71	-	-	1.40	to	1.40	28.32	to	28.32
TA JPMorgan Tactical Allocation Initial Class
12/31/2025	-	20.50	to	20.50	-	-	1.40	to	1.40	7.59	to	7.59
12/31/2024	-	19.05	to	19.05	-	-	1.40	to	1.40	2.82	to	2.82
12/31/2023	-	18.53	to	18.53	-	-	1.40	to	1.40	7.40	to	7.40
12/31/2022	-	17.25	to	17.25	-	-	1.40	to	1.40	(15.98)	to	(15.98)
12/31/2021	-	20.53	to	20.53	-	-	1.40	to	1.40	3.46	to	3.46
TA Multi-Managed Balanced Initial Class
12/31/2025	-	47.63	to	47.63	-	-	1.40	to	1.40	11.50	to	11.50
12/31/2024	-	42.72	to	42.72	-	-	1.40	to	1.40	13.34	to	13.34
12/31/2023	-	37.69	to	37.69	-	-	1.40	to	1.40	17.09	to	17.09
12/31/2022	-	32.19	to	32.19	-	-	1.40	to	1.40	(17.43)	to	(17.43)
12/31/2021	-	38.98	to	38.98	-	-	1.40	to	1.40	15.42	to	15.42
TA Small/Mid Cap Value Initial Class
12/31/2025	-	63.55	to	63.55	-	-	1.40	to	1.40	8.30	to	8.30
12/31/2024	-	58.68	to	58.68	-	-	1.40	to	1.40	7.35	to	7.35
12/31/2023	-	54.66	to	54.66	-	-	1.40	to	1.40	10.85	to	10.85
12/31/2022	-	49.31	to	49.31	-	-	1.40	to	1.40	(9.57)	to	(9.57)
12/31/2021	-	54.53	to	54.53	-	-	1.40	to	1.40	26.36	to	26.36
TA T. Rowe Price Small Cap Initial Class
12/31/2025	-	62.64	to	62.64	-	-	1.40	to	1.40	8.75	to	8.75
12/31/2024	-	57.60	to	57.60	-	-	1.40	to	1.40	11.21	to	11.21
12/31/2023	-	51.79	to	51.79	-	-	1.40	to	1.40	19.53	to	19.53
12/31/2022	-	43.33	to	43.33	-	-	1.40	to	1.40	(23.46)	to	(23.46)
12/31/2021	-	56.61	to	56.61	-	-	1.40	to	1.40	9.84	to	9.84
TA TSW Mid Cap Value Opportunities Initial Class
12/31/2025	-	53.94	to	53.94	-	-	1.40	to	1.40	8.05	to	8.05
12/31/2024	-	49.92	to	49.92	-	-	1.40	to	1.40	6.97	to	6.97
12/31/2023	-	46.67	to	46.67	-	-	1.40	to	1.40	9.28	to	9.28
12/31/2022	-	42.70	to	42.70	-	-	1.40	to	1.40	(9.50)	to	(9.50)
12/31/2021	-	47.18	to	47.18	-	-	1.40	to	1.40	27.41	to	27.41
TA WMC US Growth Initial Class
12/31/2025	-	89.02	to	89.02	-	-	1.40	to	1.40	16.13	to	16.13
12/31/2024	-	76.66	to	76.66	-	-	1.40	to	1.40	27.20	to	27.20
12/31/2023	-	60.26	to	60.26	-	-	1.40	to	1.40	40.13	to	40.13
12/31/2022	-	43.01	to	43.01	-	-	1.40	to	1.40	(32.29)	to	(32.29)
12/31/2021	-	63.52	to	63.52	-	-	1.40	to	1.40	19.00	to	19.00
(1) See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values.  An annual charge of 1.40% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
TFLIC Series Annuity Account
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.